Share Capital - Disclosure of Stock Options Activities (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of classes of share capital [abstract]
Outstanding - beginning of period | Share	1,935,300	2,295,200
Weighted average exercise price - beginning of period | $ / shares	$ 7.19	$ 7.51
Expired | Share	(838,600)	(359,900)
Expired | $ / shares	$ 6.65	$ 9.22
Outstanding - end of period | Share	1,096,700	1,935,300
Weighted average exercise price - end of period | $ / shares	$ 7.61	$ 7.19